                                                                 January 1, 2000
 FUND PROFILE
T. ROWE PRICE
U.S. Treasury Money Fund

 A money market fund seeking the income potential and credit safety of securities issued by the U.S. government and its agencies.
This profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling 1-800-638-5660, or by visiting our Web site at www.troweprice.com.

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FUND PROFILE
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 What is the fund's objective?

   The fund seeks maximum preservation of capital and liquidity and, consistent with these goals, the highest possible current income.


 What is the fund's principal investment strategy?

   The fund is managed to provide a stable share price of $1.00. The fund invests at least 80% of its total assets in U.S. Treasury securities, which are backed by the full faith and credit of the federal government. The remainder is invested in other securities backed by the full faith and credit of the U.S. government. We will not purchase any security with a maturity of more than 13 months, and the fund's weighted average maturity will not exceed 90 days.

   The fund may sell holdings for a variety of reasons, such as to adjust the portfolio's average maturity, or to shift assets into higher-yielding securities.

   Further information about the fund's investments, including a review of market conditions and fund strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of any of these documents, call 1-800-638-5660.


 What are the main risks of investing in the fund?

   The fund should have little or no credit risk because it invests only in securities backed by the federal government, the most creditworthy issuer of fixed income instruments, and other investments involving these securities. (Credit risk is the chance that a fund's holdings will have their credit ratings downgraded or that their issuers will default, that is, fail to make scheduled interest and principal payments.)

   There is little risk of principal loss because the fund is managed to maintain a constant $1.00 share price. However, price stability is not guaranteed, and there is no assurance that the fund will avoid principal losses if interest rates rise sharply in an unusually short period. In addition, the fund's yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. This is a disadvantage when interest rates are falling. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   As with any mutual fund, there can be no guarantee the fund will achieve its objective.

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 How can I tell if the fund is appropriate for me?

   Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. The fund may be appropriate for you if the stability and accessibility of your investment are more important to you than the opportunity for higher income or total return.

   The fund can be used in both regular and tax-deferred accounts, such as IRAs.


 How has the fund performed in the past?

   The bar chart and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next. The fund's past performance is no guarantee of its future returns.

   The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted in the chart.
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                      Calendar Year Total Returns
  "90"   "91"   "92"   "93"   "94"   "95"   "96"   "97"   "98"   "99"
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 7.42   5.39   3.24   2.51   3.53   5.25   4.76   4.86   4.80    4.29
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          Quarter ended              Total return

 Best quarter                            6/30/90 1.84%

 Worst quarter                           3/31/93 0.60%

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 Table 1  Average Annual Total Returns
                                       Periods ended December 31, 1999
                                       1 year     5 years      10 years
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  U.S. Treasury Money Fund              4.29%      4.79%         4.60%

  Lipper U.S. Treasury Money Market     4.23       4.75          4.63
  Funds Average
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 These figures include changes in principal value, reinvested dividends, and capital gain distributions, if any.

 The fund's $1.00 share price is not guaranteed.


 What fees or expenses will I pay?

   The fund is 100% no load. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b-1 fees. Like all mutual funds, the fund charges the following:

  . A management fee The percent of fund assets paid to the fund's investment manager. The fund currently pays only a group fee, 0.32% as of June 30, 1999.

  . "Other" administrative expenses Primarily the servicing of shareholder accounts, such as providing statements and reports, disbursing dividends, and providing custodial services.

 Table 2  Fees and Expenses of the Fund
                                               Annual fund operating expenses
                                        (expenses that are deducted from fund assets)
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  Management fee                                           0.32%/ // /
  Other expenses                                           0.19%
  Total annual fund operating                              0.51%/ // /
  expenses
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   Example. The following table gives you a rough idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in this fund with that of other funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, you invest $10,000, you earn a 5% annual return, and you hold the investment for the following periods:

   1 year      3 years      5 years       10 years
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    $52         $164         $285           $640
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 Who manages the fund?

   The fund is managed by T. Rowe Price Associates, Inc. Founded in 1937, T. Rowe Price and its affiliates manage investments for individual and institutional accounts. The company offers a comprehensive array of stock, bond, and money market funds directly to the investing public.

   Edward A. Wiese manages the fund day-to-day and has been chairman of its Investment Advisory Committee since 1990. He joined T. Rowe Price in 1984 and has been managing investments since 1985.


 Note: The following questions and answers about buying and selling shares and services do not apply to employer-sponsored retirement plans. If you are a participant in one of these plans, please call your plan's toll-free number for additional information.


 How can I purchase shares?

   Fill out the New Account Form and return it with your check in the postpaid envelope. The minimum initial purchase is $2,500 ($1,000 for IRAs and gifts or transfers to minors). The minimum subsequent investment is $100 ($50 for IRAs, gifts or transfers to minors, or Automatic Asset Builder). You can also open an account by bank wire, by exchanging from another T. Rowe Price fund, or by transferring assets from another financial institution.


 How can I sell shares?

   You may redeem or sell any portion of your account on any business day. Simply write to us or call. You can also access your account at any time via Tele*Access /(R)/ or our Web site. We offer convenient exchange among our entire family of domestic and international funds. Restrictions may apply in special circumstances, and some redemption requests need a signature guarantee. A $5 fee is charged for wire redemptions under $5,000.


 When will I receive income and capital gain distributions?

   The fund distributes income monthly and, since the fund is managed to maintain a constant share price, it is not expected to make capital gain distributions. For regular accounts, income and short-term gains are taxable at ordinary income rates, and long-term gains are taxable at the capital gains rate. Distributions are reinvested automatically in additional shares unless you choose another option, such as receiving a check. Distributions paid to IRAs and employer-sponsored retirement plans are automatically reinvested.

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 What services are available?

   A wide range, including but not limited to:

  . retirement plans for individuals and large and small businesses;

  . automated information and transaction services by telephone or computer;

  . electronic transfers between fund and bank accounts;

  . automatic investing and automatic exchange;

  . brokerage services; and

  . asset manager accounts.

FUND PROFILE
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T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, MD 21202
www.troweprice.com

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                                                                 RPS P30-035

 T. Rowe Price Investment Services, Inc., Distributor